      As filed with the Securities and Exchange Commission on September 30, 2003



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number: 811-21079
                                                      ---------


                        AIP ALTERNATIVE STRATEGIES FUNDS
                        --------------------------------
               (Exact name of registrant as specified in charter)



                 701 WESTCHESTER AVENUE, WHITE PLAINS, NY 10604
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)



        MR. STEVEN SAMSON, 701 WESTCHESTER AVENUE, WHITE PLAINS, NY 10604
        -----------------------------------------------------------------
                     (Name and address of agent for service)



                            1-877-LOW-BETA (569-2382)
                            -------------------------
               Registrant's telephone number, including area code



Date of fiscal year end: JULY 31
                         -------



Date of reporting period: JULY 31, 2003
                          -------------

ITEM 1. REPORT TO STOCKHOLDERS.

           [ALPHA LOGO]
                                          ALPHA
                                          STRATEGIES I
                                          FUND
           A series of AIP Alternative Strategies Funds

         ANNUAL REPORT
         JULY 31, 2003

WEB                  WWW.AIPFUNDS.COM
TICKER SYMBOL        ALPHX
CALL                 1.877.LOW.BETA

                                          INVESTMENT ADVISER
                                          ALTERNATIVE INVESTMENT PARTNERS, LLC
                                          The mutual fund adviser dedicated
                                          exclusively to absolute return
                                          strategies(SM)
                                          - An affiliate of Asset Alliance
                                          Corporation



                                          PORTFOLIO RESEARCH
                                          CONSULTANT
                                          TRUST ADVISORS, LLC
                                          Style Management and
                                          Portfolio Analytics



                                          INVESTMENT SUB-ADVISERS
                                          CAPITALWORKS INVESTMENT PARTNERS, LLC
                                          Convertible Bond Arbitrage &
                                          Long/Short Equity



                                          SMITH BREEDEN ASSOCIATES, INC.
                                          Fixed Income Arbitrage



                                          TWIN CAPITAL MANAGEMENT, INC.
                                          Long/Short Equity



                                          ZACKS INVESTMENT MANAGEMENT, INC.
                                          Long/Short Equity

                   FUNDS FOR THE WELL-INFORMED INVESTOR.(SM)

AIP Alternative Strategies Funds
SHAREHOLDER'S LETTER

July 31, 2003
--------------------------------------------------------------------------------
Dear Fellow Shareholders:

We are pleased to present the AIP Alternative Strategies Funds annual report for the period ended July 31, 2003. Alternative Investment Partners, the mutual fund manager dedicated exclusively to alternative investment strategies(sm), created the AIP Fund Family to offer the benefits of absolute return investing to a broad spectrum of individual and institutional investors.

Our flagship product, Alpha Strategies I Fund, launched in September 2002, has been met with a great deal of media and investor interest, with articles appearing in publications such as Dow Jones Newswire, Plan Sponsor, Fund Action, HedgeFund.net, TheStreet.com, Hedge World, Chicago Sun Times, and Money Management Executive, as well as feature appearances on CNNfn.

Together with the Fund's Portfolio Research Consultant, Trust Advisors, and the Fund's Sub-Advisers, CapitalWorks Investment Partners, Smith Breeden Associates, Twin Capital Management, and Zacks Investment Management, we thank our shareholders for their interest and response and we will strive to provide you with rewarding long-term investment returns.

Very truly yours,

/s/ Steven R. Samson
Steven R. Samson
Chairman of the Board
AIP Alternative Strategies Funds

AIP Alternative Strategies Funds
MARKET COMMENTARY

July 31, 2003
--------------------------------------------------------------------------------

As we look back on the first ten months of operations for AIP's Alpha Strategies I Fund, for the annual report period ended July 31, 2003, we are struck by the uniqueness of the market environment through which we have just passed.

Beginning in early October of 2002, the equity markets have staged a significant rally through mid-2003, taking the popular market indices such as the NASDAQ Composite and the S&P 500 up 55.73% and 27.39% respectively from their lows on October 9, 2002, through July 31, 2003.

Most notable for the magnitude of such performance within this period is both the speed with which the markets were able to advance, and the 2:1 performance advantage of the NASDAQ over the S&P 500. At this juncture market strategists seem split between two camps. Those with more cautious market outlooks, the "absolutists", point to the historically high P/E multiples on stocks which as of July 31st were estimated at 28.57 for the S&P based on trailing 12 month earnings. Those who predict further market advances, the "relativists", have focused on improving indicators such as rosier U.S. economic forecasts, increased corporate profit expectations etc.

While it is difficult to predict 6 or 12 month moves in the equity market indices, it is our expectation that the disparity between the NASDAQ and the S&P 500 is unlikely to continue, and could even correct a bit, unless there were more compelling fundamental reasons to support the current loftier valuations of the technology and smaller capitalization stocks that make up the NASDAQ.

The Fund's performance during this period, down 1.90% since inception (9/23/02) and up 0.20% year-to-date, through July 31, 2003, was certainly more in line with one of the more popular long/short equity indices, the HFRI Equity Market Neutral Index, which was up 1.01% year-to-date and up 0.31% from 9/30/02 through 7/31/03. The general trend of the market to bid up the more speculative and less fundamentally sound stocks has certainly contributed to this rather anemic performance in market neutral long/short equity strategies. One of the bright spots during this period has been the performance of the Fund's convertible bond arbitrage strategy, which benefited from a continuation of the long historical decline in interest rates, prior to the recent sharp back up in rates that began in June of 2003, after 10 year U.S. Treasury yields hit 45 year lows.

Looking forward, unless the NASDAQ continues its domination over indices comprised of companies with sounder fundamentals, we believe the outlook for traditional long/short equity managers may be vastly improved relative to the past ten month period. If investors decide to pursue long-only strategies, they may face continued exposure to elevated levels of market volatility in the pursuit of attractive historical equity returns. Those seeking "safe haven" in fixed-income must do so with a fresh reminder of the adverse effect that rising rates can have on their principal values.

Against this seemingly ever-present backdrop of uncertainty, AIP offers individual and institutional investors a fresh alternative to traditional long-only equity investments and a potential way to further diversify their portfolio, reduce overall volatility and enhance risk-adjusted returns. However, there are risks associated with investing in the Fund; please see below for further details. Alpha Strategies I Fund is designed to provide its shareholders with consistent positive returns and a low correlation to general equity and fixed-income market indices in both bull and bear markets.

We thank our shareholders for their interest and response and we will strive to provide you with rewarding long-term risk adjusted investment returns.

/s/ Lee W. Shultheis
Lee W. Schultheis
Chief Investment Strategist
Alternative Investment Partners, LLC

Must be preceded or accompanied by a prospectus. The prospectus contains more complete information about the Fund including risks, fees and expenses. Read it carefully before you invest or send money.

The S&P 500 and NASDAQ's respective performance during this period, was up 18.99% and 46.42% since Fund inception on 9/23/02, and up 12.56% and 29.91%
year-to-date 2003, through July 31, 2003.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. The Fund may invest in smaller capitalized companies that are subject to more abrupt or erratic market movements than larger, more established companies. The Fund may invest in foreign securities, which involve currency risk, different accounting standards and are subject to political instability.

The Fund intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include, merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses.

HFRI Equity Market Neutral Index -- "Equity Market Neutral" investing seeks to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions. One example of this strategy is to build portfolios made up of long positions in the strongest companies in several industries and taking corresponding short positions in those showing signs of weakness. The index is comprised of hedge funds that are open for investment and are tracked by Hedge Fund Research, Inc. on a monthly basis. Refer to www.hfrx.com for more information. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The NASDAQ Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

Opinions expressed above are those of Lee W. Schultheis and are not intended as a forecast of future events or guarantee of future results.

Distributor: Quasar Distributors, LLC is not an affiliate of AIP Alternative Strategies Funds. 9/03

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Growth of $10,000 -- July 31, 2003
--------------------------------------------------------------------------------

                              (PERFORMANCE GRAPH)
------------------------------
(1) Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 9/23/2002.

 * Since inception data for the HFRI Equity Market Neutral Index is as of 9/30/2002.

This chart assumes an initial investment of $10,000 made on September 23, 2002 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Growth of $10,000 -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI Equity Market Neutral Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to neutralize market risk by combining long and short positions in equity securities. One cannot invest directly in an index.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003
--------------------------------------------------------------------------------

COMMON STOCKS -- 60.45%+                          SHARES        VALUE
------------------------------------------------------------------------
ACCOUNTING/BOOKEEPING SERVICES -- 0.19%+
H&R Block, Inc.(+)...........................         520    $    22,043
                                                             -----------
ADVERTISING AGENCIES -- 0.20%+
Lamar Advertising Company*(+)................         700         24,017
                                                             -----------
AEROSPACE/DEFENSE -- 0.66%+
L-3 Communications Holdings, Inc.*(+)........       1,140         55,951
United Technologies Corporation(+)...........         300         22,569
                                                             -----------
                                                                  78,520
                                                             -----------
AUDIO VIDEO EQUIPMENT -- 0.14%+
Harman International Industries,
  Incorporated(+)............................         200         16,720
                                                             -----------
BANKS AND SAVINGS AND LOANS -- 3.16%+
Bank of America Corporation(+)...............         450         37,156
Doral Financial Corp.(+).....................         350         15,365
First Tennessee National Corporation(+)......         640         27,456
Golden West Financial Corporation(+).........         300         24,780
GreenPoint Financial Corp.(+)................         500         25,130
Hudson City Bancorp, Inc.(+).................         650         17,687
Hudson United Bancorp(+).....................         500         18,265
J.P. Morgan Chase & Co.(+)...................       1,050         36,803
National City Corporation(+).................       1,000         32,950
UCBH Holdings, Inc.(+).......................       1,800         55,494
Wachovia Corporation(+)......................         550         24,030
Washington Mutual, Inc.(+)...................       1,050         41,454
Wells Fargo & Company(+).....................         350         17,686
                                                             -----------
                                                                 374,256
                                                             -----------
BIOMEDICAL PRODUCTS -- 1.19%+
Amgen Inc.*(+)...............................         810         56,238
Chiron Corporation*(+).......................         500         22,785
Genzyme Corporation*(+)......................         400         20,192
Gilead Sciences, Inc.*(+)....................         300         20,469
ImClone Systems Incorporated(+)..............         500         20,910
                                                             -----------
                                                                 140,594
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
BOOKS, PUBLISHING AND PRINTING -- 0.79%+
R. R. Donnelley & Sons Company(+)............         900    $    23,814
Scholastic Corporation*(+)...................         700         20,419
The E.W. Scripps Company -- Class A(+).......         300         24,888
Tribune Company(+)...........................         500         23,610
                                                             -----------
                                                                  92,731
                                                             -----------
CABLE SERVICES -- 0.87%+
Cablevision Systems New York Group -- Class
  A*(+)......................................         750         15,975
Comcast Corporation -- Class A*(+)...........         450         13,716
EchoStar Communications Corporation -- Class
  A*(+)......................................       1,400         50,778
Viacom Inc. -- Class B*(+)...................         500         21,760
                                                             -----------
                                                                 102,229
                                                             -----------
CASINOS, GAMBLING AND LOTTERY -- 0.93%+
GTECH Holdings Corporation(+)................       1,000         38,570
International Game Technology*(+)............       2,780         70,751
                                                             -----------
                                                                 109,321
                                                             -----------
CATALOG AND MAIL-ORDER HOUSES -- 0.14%+
Amazon.com, Inc.*(+).........................         400         16,656
                                                             -----------
CHEMICALS AND CHEMICAL PREPARATION -- 1.12%+
Cabot Corporation(+).........................         800         21,824
Eastman Chemical Company(+)..................       1,240         45,012
Englehard Corporation(+).....................       1,390         36,529
Sigma-Aldrich Corporation(+).................         500         28,500
                                                             -----------
                                                                 131,865
                                                             -----------
COAL -- 0.19%+
CONSOL Energy Inc.(+)........................       1,200         22,380
                                                             -----------
COMPUTER PROCESSING AND DATA PREPARATION AND
  PROCESSING SERVICES -- 0.37%+
Affiliated Computer Services, Inc. -- Class
  A*(+)......................................         500         24,775
First Data Corporation(+)....................         500         18,880
                                                             -----------
                                                                  43,655
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
COMPUTER SERVICES -- 1.22%+
BEA Systems, Inc.*(+)........................       1,550    $    20,460
CACI International Inc. -- Class A*(+).......       1,020         40,127
Cognizant Technology Solutions
  Corporation*(+)............................       1,030         31,703
Computer Sciences Corporation*(+)............         600         24,342
Yahoo! Inc.*(+)..............................         900         28,017
                                                             -----------
                                                                 144,649
                                                             -----------
COMPUTERS -- HARDWARE -- 1.09%+
Dell Inc.*(+)................................         750         25,260
Hewlett-Packard Company(+)...................       3,200         67,744
International Business Machines
  Corporation(+).............................         250         20,313
Zebra Technologies Corporation -- Class
  A*(+)......................................         200         15,516
                                                             -----------
                                                                 128,833
                                                             -----------
COMPUTERS -- SOFTWARE -- 1.24%+
Aspen Technology, Inc.*(+)...................       3,610         14,729
BMC Software, Inc.*(+).......................       1,350         19,035
Citrix Systems, Inc.*(+).....................       1,800         32,742
Microsoft Corporation(+).....................         900         23,769
Network Associates, Inc.*(+).................       1,400         15,820
SanDisk Corporation*(+)......................         350         19,841
Symantec Corporation*(+).....................         440         20,579
                                                             -----------
                                                                 146,515
                                                             -----------
COMPUTERS -- STORAGE DEVICES -- 0.20%+
Storage Technology Corporation*(+)...........         900         23,976
                                                             -----------
CONSULTING SERVICES -- 0.90%+
Deluxe Corporation(+)........................         950         42,180
Right Management Consultants, Inc.*(+).......       1,590         22,387
The Corporate Executive Board Company*(+)....         950         41,249
                                                             -----------
                                                                 105,816
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
CONSUMER PRODUCTS -- APPAREL AND TEXTILES --
  1.31%+
Coach, Inc.*(+)..............................         300    $    15,900
Columbia Sportswear Company*(+)..............         300         15,897
Kellwood Company(+)..........................         750         24,638
Mohawk Industries, Inc.*(+)..................         450         30,335
NIKE, Inc. -- Class B(+).....................         350         18,109
Reebok International Ltd.(+).................         550         18,095
The Timberland Company -- Class A*(+)........         300         13,446
V. F. Corporation(+).........................         500         19,065
                                                             -----------
                                                                 155,485
                                                             -----------
CONSUMER PRODUCTS -- BEVERAGES -- ALCOHOLIC--
  0.44%+
Brown-Forman Corporation -- Class B(+).......         200         15,580
Constellation Brands, Inc. -- Class A*(+)....       1,260         36,351
                                                             -----------
                                                                  51,931
                                                             -----------
CONSUMER PRODUCTS -- BEVERAGES -- SOFT DRINKS
  AND CARBONATED WATERS -- 0.56%+
Coca-Cola Enterprises Inc.(+)................       1,050         17,902
PepsiCo, Inc.(+).............................       1,050         48,374
                                                             -----------
                                                                  66,276
                                                             -----------
CONSUMER PRODUCTS -- FOODS -- 2.44%+
Bunge Limited(+).............................       1,890         56,606
Dean Foods Company*(+).......................       1,170         35,018
Fresh Del Monte Produce Inc.(+)..............       1,090         30,335
General Mills, Inc.(+).......................         840         38,531
Hain Celestial Group, Inc.*(+)...............       1,190         19,516
Hershey Foods Corporation(+).................         510         37,133
Kellogg Company(+)...........................         650         22,315
Kraft Foods Inc. -- Class A(+)...............         700         19,467
McCormick & Company, Incorporated(+).........       1,190         30,416
                                                             -----------
                                                                 289,337
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.65%+
Fortune Brands, Inc.(+)......................         300    $    16,683
Lexmark International, Inc.*(+)..............         200         12,834
Masco Corporation(+).........................         950         23,152
Rayonier Inc.(+).............................         700         24,381
                                                             -----------
                                                                  77,050
                                                             -----------
CONSUMER PRODUCTS -- PERFUME, COSMETICS AND
  OTHER TOILETRIES -- 1.02%+
Alberto-Culver Company -- Class B(+).........         500         27,815
Avon Products, Inc.(+).......................         250         15,597
International Flavors & Fragrances Inc.(+)...         600         18,090
Kimberly-Clark Corporation(+)................         450         21,780
The Procter & Gamble Company(+)..............         420         36,905
                                                             -----------
                                                                 120,187
                                                             -----------
CONSUMER PRODUCTS -- SOAP AND OTHER
  DETERGENTS -- 0.42%+
Church & Dwight Co., Inc.(+).................       1,070         34,668
The Dial Corporation(+)......................         750         14,685
                                                             -----------
                                                                  49,353
                                                             -----------
CONSUMER PRODUCTS -- TOOLS -- 0.38%+
The Black & Decker Corporation(+)............       1,110         45,355
                                                             -----------
CONSUMER PRODUCTS -- TOYS -- 0.83%+
Marvel Enterprises, Inc.*(+).................       4,160         81,536
Mattel, Inc.(+)..............................         850         16,516
                                                             -----------
                                                                  98,052
                                                             -----------
CREDIT INSTITUTIONS -- 0.18%+
Capital One Financial Corporation(+).........         450         21,559
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
CRUDE PETROLEUM AND NATURAL GAS -- 2.20%+
BJ Services Company*(+)......................       1,000    $    34,250
Burlington Resources Inc.(+).................         750         34,627
ConocoPhillips(+)............................         400         20,936
EOG Resources, Inc.(+).......................         500         19,390
Exxon Mobil Corporation(+)...................         540         19,213
Kinder Morgan Energy Partners, L.P.(+).......         440         17,525
Kinder Morgan, Inc.(+).......................         350         18,725
Occidental Petroleum Corporation(+)..........         600         19,614
ONEOK, Inc.(+)...............................       1,250         26,075
Penn Virginia Corporation(+).................         390         16,805
Questar Corporation(+).......................         650         20,768
XTO Energy, Inc.(+)..........................         650         12,545
                                                             -----------
                                                                 260,473
                                                             -----------
ELECTRIC, UTILITY AND OTHER SERVICES --0.72%+
Entergy Corporation(+).......................         400         20,604
Exelon Corporation(+)........................         400         22,988
FPL Group, Inc.(+)...........................         350         21,584
The Southern Company(+)......................         700         19,908
                                                             -----------
                                                                  85,084
                                                             -----------
ELECTRONIC COMPONENTS -- 1.01%+
American Power Conversion Corporation*(+)....       1,200         20,844
Amphenol Corporation -- Class A*(+)..........         300         16,200
Benchmark Electronics, Inc.*(+)..............         510         20,298
Gentex Corporation*(+).......................         700         24,878
OSI Systems, Inc.*(+)........................       1,480         22,733
Synopsys, Inc.*(+)...........................         240         15,022
                                                             -----------
                                                                 119,975
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.96%+
Alliance Capital Management Holding
  L.P.(+)....................................       1,230    $    45,448
Countrywide Financial Corporation(+).........         300         20,043
Lehman Brothers Holdings Inc.(+).............         300         18,981
Merrill Lynch & Co., Inc.(+).................         500         27,185
Moody's Corporation(+).......................         650         33,618
SLM Corporation(+)...........................         450         18,657
The Bear Stearns Companies Inc.(+)...........         300         20,100
The Goldman Sachs Group, Inc.(+).............         250         21,785
T. Rowe Price Group Inc.(+)..................         650         26,338
                                                             -----------
                                                                 232,155
                                                             -----------
GENERAL CONTRACTORS -- 1.48%+
Cavco Industries Inc.*(+)....................          15            289
Centex Corporation(+)........................         590         42,816
D.R. Horton, Inc.(+).........................         850         23,927
Hovnanian Enterprises Inc. -- Class A*(+)....         450         22,208
KB HOME(+)...................................         400         22,644
M.D.C. Holdings, Inc.(+).....................         450         22,392
Pulte Homes, Inc.(+).........................         350         21,392
Toll Brothers, Inc.*(+)......................         750         19,875
                                                             -----------
                                                                 175,543
                                                             -----------
GOLD ORES -- 0.17%+
Freeport-McMoRan Copper & Gold, Inc. -- Class
  B(+).......................................         750         20,093
                                                             -----------
GOVERNMENT AGENCY SECURITIES -- 0.42%+
Fannie Mae(+)................................         550         35,222
Freddie Mac(+)...............................         300         14,655
                                                             -----------
                                                                  49,877
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
INSURANCE -- 2.39%+
AFLAC INCORPORATED(+)........................         550    $    17,644
Cincinnati Financial Corporation(+)..........         550         21,615
First American Corporation(+)................         950         22,952
Loews Corporation(+).........................         500         23,000
Nationwide Financial Services, Inc. -- Class
  A(+).......................................         750         23,213
Principal Financial Group, Inc.(+)...........       1,440         46,944
The Allstate Corporation(+)..................       1,050         39,931
The Progressive Corporation(+)...............         550         36,295
W. R. Berkley Corporation(+).................       1,010         51,803
                                                             -----------
                                                                 283,397
                                                             -----------
MACHINERY AND EQUIPMENT -- 0.47%+
Cooper Cameron Corporation*(+)...............         630         30,120
Deere & Company(+)...........................         500         25,390
                                                             -----------
                                                                  55,510
                                                             -----------
MANUFACTURING -- DIVERSIFIED
  OPERATIONS -- 2.21%+
3M Co.(+)....................................         370         51,874
Carlisle Companies Incorporated..............         500         21,875
Eaton Corporation............................         750         63,127
Ingersoll-Rand Company -- Class A............         570         30,917
ITT Industries, Inc. ........................         350         23,345
Pall Corporation.............................       1,020         23,021
Pentair, Inc. ...............................         600         24,210
Rockwell Automation, Inc. ...................         900         23,256
                                                             -----------
                                                                 261,625
                                                             -----------
MEDICAL, DENTAL AND HOSPITAL PRODUCTS AND
  SERVICES -- 0.79%+
Biomet, Inc. ................................         800         23,720
Henry Schein, Inc.*..........................         670         39,155
STERIS Corporation*..........................       1,310         30,104
                                                             -----------
                                                                  92,979
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
MEDICAL -- HEALTH CARE SERVICES -- 0.91%+
Omnicare, Inc.(+)............................       1,100    $    37,367
Select Medical Corporation*..................         630         17,703
Universal Health Services, Inc. -- Class
  B*.........................................       1,030         52,787
                                                             -----------
                                                                 107,857
                                                             -----------
MEDICAL -- HOSPITAL AND MEDICAL SERVICES
  PLANS -- 0.94%+
Coventry Health Care, Inc.*..................         390         21,009
UnitedHealth Group Incorporated..............         400         20,836
WellPoint Health Networks Inc.*..............         830         69,430
                                                             -----------
                                                                 111,275
                                                             -----------
MEDICAL -- INSTRUMENTS -- 0.79%+
Edwards Lifesciences Corporation*............       1,390         39,254
PerkinElmer, Inc. ...........................       1,930         28,680
Thermo Electron Corporation*.................       1,150         25,587
                                                             -----------
                                                                  93,521
                                                             -----------
MEDICAL -- OPHTHALMIC GOODS -- 0.50%+
Bausch & Lomb Incorporated...................         890         37,620
The Cooper Companies, Inc. ..................         610         21,380
                                                             -----------
                                                                  59,000
                                                             -----------
METAL WORKS, BLAST FURNACES AND
  ROLLING -- 0.39%+
Nucor Corporation(+).........................         450         22,194
The Timken Company...........................       1,600         24,480
                                                             -----------
                                                                  46,674
                                                             -----------
MOTOR VEHICLES -- 0.73%+
General Motors Corporation...................         550         20,587
Harley-Davidson, Inc. .......................         550         25,784
PACCAR Inc.(+)...............................         520         40,165
                                                             -----------
                                                                  86,536
                                                             -----------
MULTIMEDIA -- 0.33%+
Media General, Inc. -- Class A...............         210         12,113
Meredith Corporation.........................         600         27,288
                                                             -----------
                                                                  39,401
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
OFFICE SUPPLIES -- 0.20%+
Staples, Inc.*...............................       1,200    $    24,168
                                                             -----------
PACKAGING -- 0.63%+
Ball Corporation.............................       1,130         56,161
Bemis Company, Inc.(+).......................         400         17,876
                                                             -----------
                                                                  74,037
                                                             -----------
PAINTS AND VARNISHES -- 0.19%+
The Sherwin-Williams Company.................         750         22,500
                                                             -----------
PAPER MILLS -- 0.16%+
MeadWestvaco Corporation.....................         800         19,368
                                                             -----------
PHARMACEUTICAL PREPARATIONS -- 3.60%+
American Pharmaceutical Partners, Inc.*......         400         18,036
Amylin Pharmaceuticals, Inc.*................         750         17,977
Andrx Corp*..................................       1,200         27,456
Axcan Pharma Inc.*...........................       1,500         20,040
Celgene Corporation*.........................       1,300         47,593
Endo Pharamaceuticals Holdings Inc.*.........       1,550         24,102
ICOS Corporation*............................         400         17,384
Johnson & Johnson............................       1,030         53,344
Kos Pharmaceuticals, Inc.*...................         440         15,022
MedImmune, Inc.*(+)..........................       1,450         56,855
Mylan Laboratories Inc. .....................       1,130         38,160
Sepracor Inc.*...............................         850         20,544
Teva Pharmaceutical Industries Ltd. ADR(+)...         770         44,152
Wyeth........................................         550         25,069
                                                             -----------
                                                                 425,734
                                                             -----------
PHARMACEUTICAL SERVICES -- 0.21%+
AmerisourceBergen Corporation................         400         25,236
                                                             -----------
PHOTOGRAPHIC EQUIPMENT AND SUPPLIES -- 0.19%+
Eastman Kodak Company........................         800         22,104
                                                             -----------
RADIO AND TELEVISION BROADCASTING AND
  COMMUNICATIONS EQUIPMENT -- 0.18%+
Entercom Communications Corp.*...............         450         21,325
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.15%+
Chelsea Property Group, Inc. ................         400    $    17,440
                                                             -----------
RESTAURANTS -- 1.13%+
Applebee's International, Inc. ..............         920         29,348
Brinker International, Inc.*(+)..............         650         22,750
CBRL Group, Inc. ............................         830         29,249
Landry's Restaurants, Inc. ..................       1,840         37,738
RARE Hospitality International, Inc.*........         420         14,663
                                                             -----------
                                                                 133,748
                                                             -----------
RETAIL -- APPAREL AND TEXTILES -- 2.29%+
Bed Bath & Beyond Inc.*......................         550         21,356
Burlington Coat Factory Warehouse
  Corporation................................         480          8,846
Michaels Stores, Inc. .......................       1,060         40,927
Pacific Sunwear of California, Inc.*.........       1,990         60,397
Quiksilver, Inc.*............................       2,140         36,979
Ross Stores, Inc. ...........................         650         29,536
The Gap, Inc. ...............................       3,230         58,108
Williams-Sonoma, Inc.*.......................         540         15,255
                                                             -----------
                                                                 271,404
                                                             -----------
RETAIL -- AUTO PARTS -- 0.28%+
AutoZone, Inc.*..............................         400         33,304
                                                             -----------
RETAIL -- BUILDING MATERIALS -- 0.80%+
Lowe's Companies, Inc. ......................       1,140         54,218
Tractor Supply Company*......................         720         39,888
                                                             -----------
                                                                  94,106
                                                             -----------
RETAIL -- DEPARTMENT STORES -- 0.49%+
Federated Department Stores, Inc.(+).........         810         32,408
J.C. Penney Company, Inc. ...................       1,400         26,012
                                                             -----------
                                                                  58,420
                                                             -----------
RETAIL -- DISCOUNT STORES -- 0.43%+
99 Cents Only Stores*(+).....................         500         17,100
Dollar Tree Stores, Inc.*(+).................         500         18,340
Wal-Mart Stores, Inc. .......................         270         15,096
                                                             -----------
                                                                  50,536
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
RETAIL -- DRUG STORES -- 0.40%+
Longs Drug Stores Corporation................       1,350    $    26,366
Walgreen Co..................................         700         20,944
                                                             -----------
                                                                  47,310
                                                             -----------
RETAIL -- GROCERY STORES -- 0.50%+
Albertson's, Inc. ...........................         950         17,917
Safeway Inc.*(+).............................       1,000         21,350
Whole Foods Market, Inc.*(+).................         400         20,390
                                                             -----------
                                                                  59,657
                                                             -----------
RETAIL -- MISCELLANEOUS -- 0.43%+
Sharper Image Corporation*...................       1,810         50,899
                                                             -----------
SCHOOLS -- 0.85%+
Apollo Group, Inc. -- Class A*...............         250         16,242
Career Education Corporation*................         250         20,785
DeVry, Inc.*.................................         950         24,263
ITT Educational Services, Inc.*..............         550         21,577
University of Phoenix Online*................         300         17,286
                                                             -----------
                                                                 100,153
                                                             -----------
SEMICONDUCTORS AND RELATED DEVICES -- 2.76%+
Altera Corporation...........................         790         15,152
Cabot Microelectronics Corporation*..........         420         26,086
Emulex Corporation*(+).......................         950         19,332
FSI International, Inc.*.....................         590          2,944
Integrated Circuit Systems, Inc.*............         500         14,965
International Rectifier Corporation*.........       1,100         30,360
Marvell Technology Group Ltd.*...............       1,460         51,363
National Semiconductor Corporation*..........       1,150         25,703
QLogic Corporation*..........................       1,420         59,782
Rambus Inc.*.................................         900         16,164
Texas Instruments Incorporated(+)............       1,400         26,418
Veeco Instruments Inc.*......................       1,010         19,089
Xilinx, Inc.*................................         750         19,695
                                                             -----------
                                                                 327,053
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
SPORTING AND ATHLETIC GOODS -- 0.59%+
Brunswick Corporation........................       1,850    $    49,857
Dick's Sporting Goods, Inc.*.................         510         19,380
                                                             -----------
                                                                  69,237
                                                             -----------
STORAGE/WAREHOUSING -- 0.19%+
Iron Mountain Incorporated*(+)...............         600         21,960
                                                             -----------
TELEPHONE COMMUNICATIONS -- 1.29%+
Advanced Fibre Communications, Inc.*.........       1,150         19,400
AT&T Corp.*..................................         450          9,567
BellSouth Corporation........................         850         21,649
Comverse Technology, Inc.*...................       1,350         19,804
Harris Corporation...........................         800         25,896
Nextel Communications, Inc. -- Class A*......         900         16,434
Sprint Corporation...........................       1,650         23,298
UTStarcom, Inc.*.............................         400         17,028
                                                             -----------
                                                                 153,076
                                                             -----------
TELEVISION BROADCASTING STATIONS -- 0.20%+
Fox Entertainment Group, Inc. -- Class A*....         800         24,216
                                                             -----------
TRANSPORTATION SERVICES -- 1.07%+
FedEx Corp...................................         550         35,415
Ryder System, Inc. ..........................       2,360         68,582
Southwest Airlines Co.(+)....................       1,400         22,974
                                                             -----------
                                                                 126,971
                                                             -----------
TOTAL COMMON STOCKS
  (COST $6,391,309)..........................                  7,154,298
                                                             -----------
                                                 PRINCIPAL
CORPORATE BONDS -- CONVERTIBLE -- 48.93%+         AMOUNT
-------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.39%+
L-3 Communications Holdings, Inc., 4.000%,
  9/15/2011(+)...............................    $150,000         163,688
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
CABLE SERVICES -- 3.84%+
Liberty Media Corporation, 3.500%,
  1/15/2031(+)...............................    $300,000     $   202,500
Liberty Media Corporation, 3.250%,
  3/15/2031(+)...............................     250,000         252,188
                                                              -----------
                                                                  454,688
                                                              -----------
COMPUTER SERVICES -- 2.50%+
Global Imaging Systems, Inc., (Acquired
  5/13/03, Cost $259,122), 4.000%,
  11/15/2008(+)(r)...........................     250,000         295,937
                                                              -----------
COMPUTERS -- SOFTWARE -- 3.97%+
SanDisk Corporation, 4.500%, 11/15/2006(+)...     150,000         470,250
                                                              -----------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 2.21%+
Masco Corporation, 0.000%, 7/20/2031(+)......     600,000         261,750
                                                              -----------
CRUDE PETROLEUM AND NATURAL GAS -- 2.57%+
McMoRan Exploration Co., (Acquired 6/26/03,
  Cost $300,035), 6.000%, 7/2/2008(+)(r).....     300,000         304,500
                                                              -----------
GOLD ORES -- 3.08%+
Freeport-McMoRan Copper & Gold, Inc., 7.000%,
  2/11/2011(+)...............................     300,000         364,125
                                                              -----------
INSURANCE -- 4.47%+
Markel Corporation, 0.000%, 6/5/2031(+)......     750,000         261,562
The PMI Group, Inc., 2.500%, 7/15/2021(+)....     250,000         267,500
                                                              -----------
                                                                  529,062
                                                              -----------
MACHINERY AND EQUIPMENT -- 2.38%+
Maverick Tube Corporation, (Acquired 6/3/03,
  Cost $287,069), 4.000%, 6/15/2033(+)(r)....     300,000         282,000
                                                              -----------
MANUFACTURING -- DIVERSIFIED
  OPERATIONS -- 2.22%+
Tyco International Ltd, 3.125%,
  1/15/2023(+)...............................     250,000         262,813
                                                              -----------
PHARMACEUTICAL PREPARATIONS -- 2.82%+
Teva Pharmaceutical Industries Ltd. ADR,
  1.500%, 10/15/2005(+)......................     250,000         333,437
                                                              -----------
RESTAURANTS -- 1.75%+
Brinker International, Inc., 0.000%,
  10/10/2021(+)..............................     300,000         207,375
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
SEMICONDUCTORS AND RELATED DEVICES -- 10.40%+
Agere Systems, Inc., 6.500%, 12/15/2009(+)...    $300,000     $   373,125
ASML Holding N.V. ADR, 5.750%,
  10/15/2006++(+)............................     300,000         333,000
Micron Technology, Inc., (Acquired 5/2/03,
  Cost $207,211), 2.500%, 2/1/2010(+)(r).....     200,000         278,750
Teradyne, Inc., 3.750%, 10/15/2006(+)........     250,000         245,938
                                                              -----------
                                                                1,230,813
                                                              -----------
TELEPHONE COMMUNICATIONS -- 5.33%+
Corning Incorporated, 3.500%,
  11/01/2008(+)..............................     300,000         336,750
Nextel Partners, Inc., (Acquired 7/30/03,
  Cost $294,026), 1.500%, 11/15/2008(+)(r)...     300,000         293,400
                                                              -----------
                                                                  630,150
                                                              -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (COST $5,068,580)..........................                   5,790,588
                                                              -----------
PREFERRED STOCK -- CONVERTIBLE -- 6.20%+          SHARES
-------------------------------------------------------------------------
COAL -- 2.88%+
Arch Coal, Inc., 5.000%(+)...................       5,500         341,000
                                                              -----------
CONSUMER PRODUCTS -- BEVERAGES -- ALCOHOLIC--
  2.21%+
Constellation Brands, Inc., 5.750%(+)........      10,000         261,250
                                                              -----------
MEDICAL -- HEALTHCARE SERVICES -- 1.11%+
Omnicare, Inc., 4.000%(+)....................       2,500         131,625
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
TOTAL PREFERRED STOCK -- CONVERTIBLE
  (COST $723,623)............................                $   733,875
                                                             -----------
                                                 PRINCIPAL
REPURCHASE AGREEMENTS -- 4.48%+                   AMOUNT
-------------------------------------------------------------------------
The Bear Stearns Companies Inc., 1.0500%,
  dated 7/31/2003, due 8/1/2003 repurchase
  price $529,686 (cost $529,670)+++(+).......    $529,670         529,670
                                                              -----------
TOTAL INVESTMENTS -- 120.06%+
  (COST $12,713,182).........................                 $14,208,431
                                                              ===========

------------------------------
   * -- Non-income producing security.

ADR -- American Depository Receipts.

   + -- Calculated as a percentage of net assets.

  ++ -- Callable only if stock price equals predetermined price. As of July 31, 2003, bond is not callable.

 +++ -- Collateralized by U.S. Government or U.S. Government Agency securities,
        U.S. Government Agency mortgage-backed securities, certificates of deposits or banker's acceptances.

   (+) -- All or a portion of the holdings have been committed as collateral for open short positions.

   (r) -- Restricted security. Purchased in a private placement transaction resale to the public may require registration or may extend only to qualified institutional borrowers.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- July 31, 2003
--------------------------------------------------------------------------------

                                                   SHARES        VALUE
-------------------------------------------------------------------------
99 Cents Only Stores...........................     1,530     $    52,327
Abercrombie & Fitch Co. -- Class A.............       840          26,956
Accenture Ltd. -- Class A......................       760          14,759
Adolph Coors Company -- Class B................       450          23,121
AFC Enterprises, Inc. .........................     2,570          39,861
Agere Systems, Inc. -- Class A.................    60,000         168,600
Agilent Technologies, Inc. ....................     1,300          28,249
Alaska Air Group, Inc. ........................       950          23,237
Allergan, Inc. ................................       460          37,021
Alliance Data Systems Corporation..............       650          17,810
Alliant Techsystems Inc. ......................       350          19,215
Allmerica Financial Corporation................     1,200          26,808
ALLTEL Corporation.............................       550          25,734
Altria Group, Inc. ............................       550          22,005
Ameren Corporation.............................       500          20,880
American Eagle Outfitters, Inc. ...............     1,850          40,996
Apogent Technologies Inc. .....................     1,610          35,790
Apple Computer, Inc. ..........................     1,300          27,404
Applied Materials, Inc. .......................     1,900          36,974
ARAMARK Corporation, -- Class B................       750          16,837
Arch Chemicals, Inc. ..........................     1,820          37,674
Arch Coal, Inc. ...............................    11,250         231,187
Argosy Gaming Company..........................     1,490          34,568
ASML Holding N.V. ADR..........................    10,000         129,400
Associated Banc-Corp...........................       600          22,548
Astoria Financial Corporation..................     1,330          37,426
Automatic Data Processing, Inc. ...............       750          27,810
Bank One Corporation...........................       380          15,033
Barr Laboratories, Inc. .......................       940          63,497
Baxter International Inc. .....................     1,800          49,698
Bemis Company, Inc. ...........................       490          21,898
Best Buy Co., Inc. ............................       700          30,555
Big Lots, Inc. ................................     1,500          23,115
Biogen, Inc. ..................................     1,020          39,188
Black Box Corporation..........................       390          15,795
BMC Software, Inc. ............................       960          13,536
Borders Group, Inc. ...........................     1,100          19,580

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                   SHARES        VALUE
-------------------------------------------------------------------------
Brinker International, Inc. ...................     2,700     $    94,500
Bristol-Myers Squibb Company...................       700          18,340
Brown-Forman Corporation -- Class B............       290          22,591
Burlington Northern Santa Fe Corporation.......       750          20,670
Cablevision Systems New York Group -- Class
  A............................................     1,350          28,755
Cambrex Corporation............................     1,080          22,874
Campbell Soup Company..........................       800          19,320
Cardinal Health, Inc. .........................       350          19,162
Carnival Corporation...........................       700          24,017
Catalina Marketing Corporation.................     3,060          51,500
CDW Corporation................................     1,510          72,299
Cendant Corporation............................     1,600          28,720
Cephalon, Inc. ................................       400          19,988
Ceridian Corporation...........................     1,450          27,042
Certegy Inc. ..................................     1,120          30,498
Charles River Laboratories International,
  Inc. ........................................       500          18,580
Charter One Financial, Inc. ...................       700          22,764
ChoicePoint Inc. ..............................       450          17,163
Cintas Corporation.............................     1,380          56,870
Comerica Incorporated..........................       600          29,088
CommScope, Inc. ...............................     1,140          11,776
Computer Associates International, Inc. .......     1,500          38,175
ConAgra Foods, Inc. ...........................       900          20,277
Constellation Brands, Inc. -- Class A..........     5,500         158,675
Cooper Industries, Ltd. -- Class A.............       650          28,814
Corinthian Colleges, Inc. .....................       450          24,588
Corning Incorporated...........................    17,000         138,380
Corn Products International, Inc. .............     1,400          43,820
Covance Inc. ..................................       900          18,630
Cross Country Healthcare, Inc. ................     2,170          32,528
CSX Corporation................................       800          25,040
Danaher Corporation............................       250          18,050
Diamond Offshore Drilling, Inc. ...............     1,000          19,460
Dillard's, Inc. -- Class A.....................     1,300          19,591
Dollar General Corporation.....................     1,700          31,280
Dollar Tree Stores, Inc. ......................       500          18,340
Dow Jones & Company, Inc. .....................       400          16,932

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                   SHARES        VALUE
-------------------------------------------------------------------------
DPL Inc. ......................................     1,400     $    20,370
Dreyer's Grand Ice Cream Holdings, Inc. .......       300          23,460
Dycom Industries, Inc. ........................       950          16,159
Eaton Vance Corp. .............................       500          16,730
eBay Inc. .....................................       250          26,825
Education Management Corporation...............       400          23,228
Electronic Arts Inc. ..........................       200          16,800
Electronic Data Systems Corporation............     2,700          60,129
Eli Lilly and Company..........................       350          23,044
Emerson Electric Co. ..........................     1,130          60,681
Emmis Communications Corporation -- Class A....     1,050          21,010
Equifax Inc. ..................................       700          16,303
Ethan Allen Interiors Inc. ....................     1,780          63,261
Express Scripts, Inc. .........................       400          26,400
Fairchild Semiconductor International, Inc. ...     1,660          21,165
Family Dollar Stores, Inc. ....................     1,420          53,264
Fastenal Company...............................     1,340          50,786
Federated Department Stores, Inc. .............       750          30,007
Fifth Third Bancorp............................       700          38,507
Forest Laboratories, Inc. .....................       540          25,855
Freddie Mac....................................       570          27,844
Freeport-McMoRan Copper & Gold, Inc. -- Class
  B............................................     5,000         133,950
Gannett Co., Inc. .............................       300          23,049
GATX Corporation...............................     1,380          30,250
General Dynamics Corporation...................       350          27,769
Georgia-Pacific Corp...........................     1,600          34,960
Global Imaging Systems, Inc. ..................     7,300         186,077
Greater Bay Bancorp............................     3,090          60,533
Great Plains Energy Incorporated...............       900          25,677
GTECH Holdings Corporation.....................       550          21,213
Haemonetics Corporation........................     1,090          22,716
Halliburton Company............................       800          17,736
Hanover Compressor Company.....................     1,250          11,987
HCA Inc. ......................................     1,100          38,775
Health Management Associates, Inc. -- Class
  A............................................     1,460          29,156
Herman Miller, Inc. ...........................       850          18,793
Hilton Hotels Corporation......................     1,850          27,010

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                   SHARES        VALUE
-------------------------------------------------------------------------
H.J. Heinz Company.............................       500     $    17,030
Honeywell International Inc. ..................       850          24,038
Hormel Foods Corporation.......................     1,600          34,848
IDEC Pharmaceuticals Corporation...............       450          15,192
IMS Health Incorporated........................     1,160          22,434
International Paper Company....................       550          21,516
International Speedway Corporation -- Class
  A............................................       650          25,090
Intuit Inc. ...................................       400          17,208
Invacare Corporation...........................       790          27,729
Investors Financial Services Corp..............       550          17,490
Iron Mountain Incorporated.....................       820          30,012
iShares Lehman 7-10 Year Treasury Bond Fund....       600          50,028
iShares Lehman 20+ Year Treasury Bond Fund.....       600          49,770
Jack Henry & Associates, Inc. .................     2,050          38,314
Jefferson-Pilot Corporation....................       500          22,000
Jones Apparel Group, Inc. .....................     1,340          38,793
KEMET Corporation..............................     1,380          14,973
KLA-Tencor Corporation.........................       350          18,078
Kohl's Corporation.............................       880          52,228
Kraft Foods Inc. -- Class A....................     1,800          50,058
Krispy Kreme Doughnuts, Inc. ..................       500          21,830
L-3 Communications Holdings, Inc. .............     1,500          73,620
Laboratory Corporation of America Holdings.....       490          15,567
Lam Research Corporation.......................       800          17,432
Leggett & Platt, Incorporated..................     3,030          67,084
Legg Mason, Inc. ..............................       350          24,500
Lexmark International, Inc. ...................       630          40,427
Lincare Holdings Inc. .........................       500          18,150
Linear Technology Corporation..................       500          18,375
M&T Bank Corporation...........................       250          22,142
Macrovision Corporation........................     1,100          25,850
Manor Care, Inc. ..............................     1,100          31,350
Marathon Oil Corporation.......................       950          24,453
Markel Corporation.............................       200          54,098
Marriott International, Inc. -- Class A........       450          18,495
Martin Marietta Materials, Inc. ...............       650          24,895
Masco Corporation..............................     2,400          58,488

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                   SHARES        VALUE
-------------------------------------------------------------------------
Maverick Tube Corporation......................     6,600     $   108,900
Maxim Integrated Products, Inc. ...............       450          17,518
MAXIMUS, Inc. .................................       560          16,800
Maytag Corporation.............................     1,700          43,265
MBIA Inc. .....................................       890          45,052
McMoRan Exploration Co.........................    17,000         202,470
Medicis Pharmaceutical Corporation -- Class
  A............................................     1,230          71,832
Medtronic, Inc. ...............................       300          15,450
Mellon Financial Corporation...................       650          19,662
Mercantile Bankshares Corporation..............       450          18,351
MGIC Investment Corporation....................       350          19,425
Micrel, Incorporated...........................     1,400          15,750
Microchip Technology Incorporated..............     2,530          66,843
Micron Technology, Inc. .......................    10,100         147,864
Mohawk Industries, Inc. .......................       490          33,031
Monster Worldwide Inc. ........................       800          21,240
Motorola, Inc. ................................     5,100          46,104
Murphy Oil Corporation.........................       890          43,948
National Instruments Corporation...............       790          28,132
NCR Corporation................................       950          26,191
NDCHealth Corporation..........................     1,070          21,411
Neuberger Berman Inc. .........................       400          16,116
Newell Rubbermaid Inc. ........................       600          14,178
Nextel Partners, Inc. -- Class A...............    11,700         103,896
Northern Trust Corporation.....................       800          35,016
Novellus Systems, Inc. ........................       650          23,270
Nucor Corporation..............................       470          23,180
NVIDIA Corporation.............................       350           6,682
Office Depot, Inc. ............................     1,550          25,730
OGE Energy Corp................................     1,100          21,912
Omnicare, Inc. ................................     2,600          88,322
Omnicom Group Inc. ............................       300          22,164
Outback Steakhouse, Inc. ......................     1,000          37,350
Oxford Health Plans, Inc. .....................       400          17,080
PACCAR Inc.....................................       450          34,758
Packaging Corp of America......................     1,250          23,625
Papa John's International, Inc. ...............       590          15,547

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                   SHARES        VALUE
-------------------------------------------------------------------------
Parker-Hannifin Corporation....................     1,490     $    68,689
Patterson Dental Company.......................       910          48,685
Payless ShoeSource, Inc. ......................     3,260          43,032
PepsiCo, Inc. .................................       500          23,035
Performance Food Group Company.................     1,610          60,906
PETsMART, Inc. ................................     1,350          26,838
Pinnacle West Capital Corporation..............       600          20,592
Pitney Bowes Inc. .............................       450          17,145
Pixar, Inc. ...................................       400          27,121
PNC Financial Services Group...................       450          22,028
Premcor Inc. ..................................     1,150          25,082
Provident Financial Group, Inc. ...............       750          19,830
Quest Diagnostics Incorporated.................       730          43,625
Quest Software, Inc. ..........................     1,480          13,097
RadioShack Corporation.........................       750          19,928
Raytheon Company...............................     1,610          49,427
Reinsurance Group of America, Incorporated.....       650          23,251
ResMed Inc. ...................................       550          21,835
Robert Half International Inc. ................     2,300          49,933
Rockwell Collins, Inc. ........................       700          18,221
Ruddick Corporation............................     1,650          27,060
Safeway Inc. ..................................     1,110          23,699
SanDisk Corporation............................     8,500         481,865
Schering-Plough Corporation....................     3,580          60,788
Scientific-Atlanta, Inc. ......................       950          28,776
Sealed Air Corporation.........................       350          16,706
Sears, Roebuck and Co..........................       500          20,350
SEI Investments Company........................     1,200          41,952
Silicon Laboratories Inc. .....................       900          33,039
Skyworks Solutions, Inc. ......................     1,250          10,625
Southwest Airlines Co..........................     3,130          51,363
SPX Corporation................................       550          25,900
Starwood Hotels & Resorts Worldwide, Inc. .....     2,220          72,372
Station Casinos, Inc. .........................     1,050          30,450
Stryker Corporation............................       300          22,956
Sunoco, Inc. ..................................       700          25,900
Sylvan Learning Systems, Inc. .................     1,050          27,920

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                   SHARES        VALUE
-------------------------------------------------------------------------
Synovus Financial Corp.........................     1,600     $    37,648
Sysco Corporation..............................       900          27,117
Target Corporation.............................       750          28,740
Telephone and Data Systems, Inc. ..............       500          26,685
Tellabs, Inc. .................................     1,420           9,386
Temple-Inland Inc. ............................       400          18,556
Teradyne, Inc. ................................     4,400          72,380
Teva Pharmaceutical Industries Ltd. ADR........     5,000         286,700
Texas Instruments Incorporated.................     1,090          20,568
Textron Inc. ..................................       600          26,052
The Bank of New York Company, Inc. ............     1,050          31,626
The BISYS Group, Inc. .........................     1,250          20,688
The Charles Schwab Corporation.................     1,500          15,615
The Cheesecake Factory Incorporated............     1,350          44,483
The Gillette Company...........................       900          27,684
The Kroger Co. ................................     1,900          32,205
The May Department Stores Company..............     2,430          60,045
The McClatchy Company -- Class A...............       300          17,115
The McGraw-Hill Companies, Inc. ...............       350          21,273
The MONY Group Inc. ...........................     1,500          41,820
The New York Times Company -- Class A..........       950          42,370
The Pepsi Bottling Group, Inc. ................     2,200          48,356
The PMI Group, Inc. ...........................     1,850          61,291
The Robert Mondavi Corporation -- Class A......       710          17,743
The Scotts Company -- Class A..................       450          23,850
The TJX Companies, Inc. .......................     1,950          37,928
The Walt Disney Company........................     1,200          26,304
Tiffany & Co. .................................     1,250          42,950
Toll Brothers, Inc. ...........................       780          20,670
Too Inc. ......................................     2,240          41,216
Total Systems Services, Inc. ..................     1,000          23,200
Transatlantic Holdings, Inc. ..................       630          44,119
Triad Hospitals, Inc. .........................       700          21,133
Tupperware Corporation.........................     2,950          45,755
Tyco International Ltd. .......................    10,150         188,790
United Parcel Service, Inc. -- Class B.........       300          18,924
United States Cellular Corporation.............       650          18,688

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- July 31, 2003 (continued)
--------------------------------------------------------------------------------

                                                   SHARES        VALUE
-------------------------------------------------------------------------
United States Steel Corporation................     1,700     $    26,792
Univision Communications Inc. -- Class A.......       550          17,160
UST Inc. ......................................     1,590          52,868
Valassis Communications, Inc. .................       650          18,402
Varco International, Inc. .....................     1,400          24,192
V. F. Corporation..............................       400          15,252
Viacom Inc. -- Class B.........................     3,000         130,560
VISX, Incorporated.............................     1,300          30,264
Waddell & Reed Financial, Inc. -- Class A......     2,400          63,144
Walter Industries, Inc. .......................       880          11,044
Waste Management, Inc. ........................       590          14,095
Werner Enterprises, Inc. ......................       650          15,574
Weyerhaeuser Company...........................       450          25,331
Whole Foods Market, Inc. ......................     1,020          51,996
Zions Bancorporation...........................       500          27,945
                                                              -----------
TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $9,448,828)........................               $10,637,631
                                                              ===========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003
--------------------------------------------------------------------------------

ALPHA STRATEGIES I FUND
----------------------------------------------------------------
Assets:
  Investments, at value (cost $12,713,182).......    $14,208,431
  Deposit at broker for short sales..............     10,790,978
  Receivable for investments sold................        609,905
  Dividends and interest receivable..............         38,653
  Other receivables..............................          4,517
                                                     -----------
        Total Assets.............................     25,652,484
                                                     -----------
Liabilities:
  Securities sold short, at value (proceeds
     $9,448,828).................................     10,637,631
  Short-term borrowings on credit facility.......      2,500,000
  Payable for investments purchased..............        639,634
  Payable to Adviser.............................         25,370
  Payable for service fees.......................          2,537
  Accrued expenses and other liabilities.........         12,584
                                                     -----------
        Total Liabilities........................     13,817,756
                                                     -----------
Net Assets.......................................    $11,834,728
                                                     ===========
Net Assets Consist of:
  Shares of beneficial interest..................    $11,940,889
  Accumulated net realized loss on investments
     sold and securities sold short..............       (412,607)
  Net unrealized appreciation/depreciation on:
     Investments.................................      1,495,249
     Short positions.............................     (1,188,803)
                                                     -----------
        Total Net Assets.........................    $11,834,728
                                                     ===========
  Shares outstanding (unlimited shares
     authorized, $0.001 par value)...............      1,206,568
  Net asset value, offering and redemption price
     per share...................................    $      9.81
                                                     ===========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF OPERATIONS

For the Period from September 23, 2002(1) through July 31, 2003
--------------------------------------------------------------------------------

ALPHA STRATEGIES I FUND
-------------------------------------------------------------------
Investment Income:
  Dividend income on long positions (net
     of foreign taxes withheld of
     $117)..............................                  $  63,898
  Interest income.......................                    231,298
                                                          ---------
        Total Investment Income.........                    295,196
                                                          ---------
Expenses:
  Investment advisory fees..............       252,607
  Shareholder servicing fees............        25,261
  Operating services fees...............       125,293
                                            ----------
        Total operating expenses before
           interest expense and
           dividends on short
           positions....................                    403,161
  Interest expense on credit facility...                     13,565
  Dividends on short positions (net of
     foreign taxes withheld of $284)....                     80,873
                                                          ---------
        Total Expenses..................                    497,599
                                                          ---------
        Net Investment Loss.............                   (202,403)
                                                          ---------
Realized and Unrealized Gain (Loss) on
  Investments:
  Realized gain (loss) on:
     Investments........................       886,636
     Short positions....................    (1,215,751)
                                            ----------
     Net Realized Loss on Investments
        and Short Positions.............                   (329,115)
  Change in unrealized
     appreciation/depreciation on:
     Investments........................     1,495,249
     Short positions....................    (1,188,803)
                                            ----------
     Net Unrealized Gain on Investments
        and Short Positions.............                    306,446
                                                          ---------
     Net Realized and Unrealized Loss on
        Investments and Short
        Positions.......................                    (22,669)
                                                          ---------
Net Decrease in Net Assets Resulting
  from Operations.......................                  $(225,072)
                                                          =========

------------------------------
(1) Commencement of Operations.
                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   PERIOD FROM
                                              SEPTEMBER 23, 2002(1)
                                                     THROUGH
ALPHA STRATEGIES I FUND                           JULY 31, 2003
-------------------------------------------------------------------
Operations:
  Net investment loss.....................         $  (202,403)
  Net realized loss on investments sold
     and securities sold short............            (329,115)
  Change in unrealized
     appreciation/depreciation on
     investments and short positions......             306,446
                                                   -----------
  Net Decrease in Net Assets Resulting
     from Operations......................            (225,072)
                                                   -----------
Dividends and Distributions to
  Shareholders:
  Net investment income...................                  --
  Net realized gain on security
     transactions.........................                  --
                                                   -----------
  Total Dividends and Distributions.......                  --
                                                   -----------
Capital Share Transactions:
  Proceeds from shares sold...............          12,326,047
  Proceeds from shares issued to holders
     in reinvestment of dividends.........                  --
  Cost of shares redeemed.................            (366,247)
                                                   -----------
  Net Increase in Net Assets from Capital
     Share Transactions...................          11,959,800
                                                   -----------
Total Increase in Net Assets..............          11,734,728
Net Assets:
  Beginning of period.....................             100,000
                                                   -----------
  End of period*..........................         $11,834,728
                                                   ===========
  * Including undistributed net investment
     income...............................         $        --
                                                   ===========

------------------------------
(1) Commencement of Operations.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF CASH FLOWS

For the Period from September 23, 2002(1) through July 31, 2003
--------------------------------------------------------------------------------

ALPHA STRATEGIES I FUND
----------------------------------------------------------
Cash Provided by (Used in) Financing
  Activities:
Proceeds from shares sold.................    $ 12,326,047
Cost of shares redeemed...................        (366,247)
Net change in receivables/payables related
  to capital share transactions...........              --
                                              ------------
Cash provided by capital share
  transactions............................      11,959,800
Cash provided by short-term borrowing on
  credit facility.........................       2,500,000
Distributions paid in cash*...............              --
                                              ------------
                                                              $ 14,459,800
                                                              ------------
Cash Provided by (Used in) Operations:
Purchases of investments..................     (48,227,816)
Proceeds from sales of investments........      44,664,076
                                              ------------
                                                (3,563,740)
                                              ------------
Increase in deposit at brokers for short
  sales...................................     (10,790,978)
Net investment loss.......................        (202,403)
Net change in receivables/payables related
  to operations...........................          (2,679)
                                              ------------
                                               (10,996,060)
                                              ------------
                                                               (14,559,800)
                                                              ------------
Net change in cash........................                        (100,000)
Cash, beginning of period.................                         100,000
                                                              ------------
Cash, end of period.......................                    $         --
                                                              ============
*Non-cash financing activities include
  reinvestment of dividends of............    $         --
Supplemental Information:
Cash paid for interest on short-term
  borrowing on credit facility............    $      8,639

------------------------------
(1) Commencement of Operations.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2003
--------------------------------------------------------------------------------
1. ORGANIZATION

AIP Alternative Strategies Funds (the "Trust") was organized as a Delaware statutory trust on April 12, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing one series of shares to investors, Alpha Strategies I Fund (the "Fund"). The Fund is a non-diversified series and seeks to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies. The Fund commenced operations on September 23, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities that are listed on a U.S. securities exchange (whether domestic or foreign) or the Nasdaq Stock Market ("NSM") for which price quotations are readily available are valued at the last quoted price as of 4:00 p.m. Eastern time on the day the valuation is made. Open short positions that are traded on the New York Stock Exchange (the "NYSE"), the American Stock Exchange (the "AMEX") and on the Nasdaq National Market System (the "NMS") are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Trustees.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2003 (continued)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates fair value. It is the Trust's policy that the Fund will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

SHORT SALES
The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Fund does not require the brokers to maintain collateral in support of these receivables.

COLLATERAL ON SHORT SALES
As collateral for short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.

FEDERAL INCOME TAXES
The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Fund intends

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2003 (continued)
--------------------------------------------------------------------------------

to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

USE OF ESTIMATES
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

CREDIT FACILITY
Custodial Trust Company has made available to the Fund a credit facility pursuant to a Loan and Pledge Agreement ("Agreement") dated September 30, 2002 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company at any time. The Fund is permitted to borrow up to 33 1/3% of total assets. At July 31, 2003, the Fund had an outstanding loan payable balance of $2,500,000, which was also the maximum amount outstanding during the period of September 23, 2002 through July 31, 2003. For the same period the Fund had an outstanding average daily balance of $689,103 under the credit facility. Borrowings under the Agreement are charged at the 30-day LIBOR rate plus 1%. As collateral for the loan, the

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2003 (continued)
--------------------------------------------------------------------------------

Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Investment income for the Fund includes $68,578 of interest earned on receivables from brokers for proceeds on securities sold short.

3. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the period ended July 31, 2003 (excluding short-term investments) aggregated $30,031,819 and $18,760,443, respectively.

At July 31, 2003, unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Appreciation..............................    $1,369,829
Depreciation..............................      (153,468)
                                              ----------
Net Appreciation..........................    $1,216,361
                                              ==========

At July 31, 2003, the cost of investments for federal income tax purposes was $12,992,070. The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses and constructive sales.

For the period ended July 31, 2003, the Fund had no tax based distributions, or distributable earnings, or net realized capital loss carryovers.

The Fund had $133,719 of Post-October losses, which are deferred for tax purposes until the fiscal year ending July 31, 2004.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2003 (continued)
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY AGREEMENTS

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Alternative Investment Partners, LLC (the "Adviser"), whereby the Adviser receives an annual advisory fee of 2.50% of the Fund's average daily net assets. For the period ending July 31, 2003, the Fund paid the Adviser $252,607 pursuant to the Advisory Agreement. The Adviser has also entered into an Operating Services Agreement with the Fund to provide virtually all day-to-day operational services to the Fund. The Fund pays the Adviser an annual operating service fee of 1.24% of the Fund's average daily net assets. The Fund paid the Adviser $125,293 for the period ending July 31, 2003, pursuant to the Operating Services Agreement. The Adviser pays all the fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications, and meetings of the shareholders. The Adviser also pays all the expenses related to marketing the Fund and related bookkeeping. The Adviser is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Adviser receives an annual shareholder service fee equal to 0.25% of the Fund's average daily net assets. For the period ending July 31, 2003, the Fund paid the Adviser $25,261 pursuant to the shareholder servicing fee. The combined effect of the Advisory Agreement, Operating Services Agreement, and the shareholder servicing fee is to place a cap or ceiling on the Fund's annual operating expenses at 3.99%, excluding brokerage commissions, interest on Fund borrowings, and dividends paid on short sales.

Pursuant to the sub-advisory agreements between the Adviser and various sub-advisers, who provide services to the Fund, the Adviser compensates the sub-advisers based on each sub-advisers' average daily net assets of the Fund.

The Adviser is affiliated with Asset Alliance Corporation ("Asset Alliance"). Asset Alliance is also affiliated with the Fund's Portfolio

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

July 31, 2003 (continued)
--------------------------------------------------------------------------------

Research Consultant, Trust Advisors, LLC. As a result, the Adviser is also affiliated with the Research Consultant.

5. SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                         PERIOD ENDED
                                        JULY 31, 2003
                                   ------------------------
                                    SHARES        AMOUNT
                                   ---------    -----------
Shares sold....................    1,233,197    $12,326,047
Shares issued to shareholders
  in reinvestment of
  distributions................           --             --
Shares redeemed................      (36,629)      (366,247)
                                   ---------    -----------
Net increase...................    1,196,568     11,959,800
Shares outstanding:
  Beginning of period..........       10,000        100,000
                                   ---------    -----------
  End of period................    1,206,568    $12,059,800
                                   =========    ===========

6. CONTROL PERSONS

As of July 31, 2003, the Adviser, its employees and affiliates owned 92% of the outstanding shares of the Fund. A shareholder that owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

AIP Alternative Strategies Funds
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   PERIOD FROM
                                              SEPTEMBER 23, 2002(1)
                                                     THROUGH
ALPHA STRATEGIES I FUND                           JULY 31, 2003
-------------------------------------------------------------------
PER SHARE DATA(2):
Net Asset Value, Beginning of Period......         $     10.00
                                                   -----------
  Loss from Investment Operations:
     Net investment loss..................               (0.17)(3)
     Net realized and unrealized loss on
        investments.......................               (0.02)
                                                   -----------
     Total Loss from Investment
        Operations........................               (0.19)
                                                   -----------
  Less Dividends and Distributions:
     Net investment income................                  --
     Net realized gains...................                  --
                                                   -----------
     Total Dividends and Distributions....                  --
                                                   -----------
Net Asset Value, End of Period............         $      9.81
                                                   ===========
Total Return..............................               (1.90%)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period.................         $11,834,728
Ratio of operating expenses to average net
  assets:.................................                3.99%(5)(6)
Ratio of interest expense and dividends on
  short positions to average net
  assets:.................................                0.93%(5)
Ratio of net investment loss to average
  net assets:.............................               (2.00%)(5)
Portfolio turnover rate...................                 186%

------------------------------
(1) Commencement of operations.

(2) Information presented relates to a share of beneficial interest outstanding for the entire period.

(3) Net investment loss per share before interest expense and dividends on short positions for the period ending July 31, 2003 was ($0.09).

(4) Not annualized.

(5) Annualized.

(6) The operating expense ratio excludes interest expense and dividends on short positions. The ratio including dividends on short positions for the period ending July 31, 2003 was 4.92%, annualized.

                       See notes to financial statements.

AIP Alternative Strategies Funds
REPORT OF INDEPENDENT AUDITORS

July 31, 2003
--------------------------------------------------------------------------------

To The Board of Trustees and Shareholders of
Alpha Strategies I Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments and of securities sold short, and the related statements of operations, of changes in net assets, of cash flows and the financial highlights present fairly, in all material respects, the financial position of Alpha Strategies I Fund (a series of AIP Alternative Strategies Funds, hereafter referred to as the "Fund") at July 31, 2003, and the results of its operations, the changes in its net assets, its cash flows, and its financial highlights for the period from September 23, 2002 (commencement of operations) through July 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
September 25, 2003

AIP Alternative Strategies Funds
TRUSTEES AND OFFICERS OF THE FUND

July 31, 2003
--------------------------------------------------------------------------------

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust, which has been filed with the Securities and Exchange Commission and is available upon request. The Board of Trustees consists of four individuals, three of whom are not "interested persons" (as defined under the 1940 Act) of the Trust and the Adviser ("Independent Trustees"). Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

AIP Alternative Strategies Funds
TRUSTEES AND OFFICERS OF THE FUND

July 31, 2003 (continued)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                       PRINCIPAL OCCUPATION    FUND COMPLEX
                                       DURING THE PAST FIVE     OVERSEEN BY    OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE     POSITION*            YEARS              TRUSTEE             BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Robert Anderson (62)     Trustee      Senior Vice President         One        None
701 Westchester Avenue                Aquila Management Corp.
White Plains, NY 10604                since 1998; From 1995
                                      to 1998 Consultant for
                                      The Wadsworth Group.
Joy Montgomery (53)      Trustee      Retired; Serves as Bank       One        The New Jersey Ballet;
701 Westchester Avenue                and Mutual Fund                          The Sailing Club, Inc.;
White Plains, NY 10604                Consultant; Served as                    and founder of LMSAFE
                                      President of Money                       (Leadership Morris
                                      Marketing Initiatives                    Substance Abuse Family
                                      (a Mutual Fund                           Education)
                                      Consulting Firm) from
                                      1988 to 1998; Former
                                      Executive Vice
                                      President of SunAmerica
                                      Asset Management; Vice
                                      President of Chase Bank
Tom Mann (53)            Trustee      Managing Principal,           One        None
701 Westchester Avenue                Constellation Financial
White Plains, NY 10604                Management Company LLC
-------------------------------------------------------------------------------------------------------

AIP Alternative Strategies Funds
TRUSTEES AND OFFICERS OF THE FUND

July 31, 2003 (continued)
--------------------------------------------------------------------------------

INTERESTED TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                       PRINCIPAL OCCUPATION    FUND COMPLEX
                                       DURING THE PAST FIVE     OVERSEEN BY    OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE     POSITION*            YEARS              TRUSTEE             BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Steven R. Samson (49)**  President &  Co-Managing Member and        One        None
701 Westchester Avenue   Trustee      Chief Executive Officer
White Plains, NY 10604                of the Adviser;
                                      President and CEO of
                                      Kinetics Asset
                                      Management, Inc. and
                                      President and Chairman
                                      of the Board of
                                      Kinetics Mutual Funds,
                                      Inc. from 1999 -- 2002.
                                      From 1993 to 1999, Mr.
                                      Samson was Managing
                                      Director at Chase
                                      Global Asset Management
                                      and Mutual Funds, the
                                      Adviser to the Chase
                                      Vista Funds.
Lee Schultheis (47)      Vice         Co-Managing Member and        One        None
701 Westchester Avenue   President,   Chief Executive Officer
White Plains, NY 10604   Secretary    of the Adviser; From
                         and          1999-2002 Chief
                         Treasurer    Operating Officer of
                                      Kinetics Asset
                                      Management, Inc. and
                                      President of Kinetics
                                      Funds Distributor,
                                      Inc.; From 1995-1999
                                      President of Vista
                                      Funds Distributor, Inc.
-------------------------------------------------------------------------------------------------------

 * The term of office of each Trustee listed above began during the year 2002 and will continue indefinitely.

** Steven R. Samson, as an affiliated person of Alternative Investment Partners,
   LLC, the Fund's Investment Adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

                               INVESTMENT ADVISER
                      Alternative Investment Partners, LLC
                       701 Westchester Avenue, Suite 205W
                             White Plains, NY 10604

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                        ADMINISTRATOR AND TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                            Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                                 LEGAL COUNSEL
                            Spitzer & Feldman, P.C.
                                405 Park Avenue
                               New York, NY 10022

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 1-877-Low-Beta
                                (1-877-569-2382)

            The Fund's Statement of Additional Information contains
       additional information about the Fund's Trustees and is available without charge upon request by calling

                                 1-877-569-2382

                 This report must be accompanied or preceded by
                         the Fund's current prospectus.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant has posted its code of ethics on its Internet website: www.aipfunds.com.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Tom Mann is the audit committee financial expert and is considered to be independent.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for annual reports filed for periods ending before December 15, 2003.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  AIP Alternative Strategies Funds
                       ---------------------------------------------------------

         By (Signature and Title)  /s/ Steven Samson
                                   ---------------------------------------------
                                       Steven Samson, President

         Date   September 30, 2003
                ----------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         (Registrant)  AIP Alternative Strategies Funds
                       ---------------------------------------------------------

         By (Signature and Title) /s/ Lee Schultheis
                                  ----------------------------------------------
                                      Lee Schultheis, Treasurer

         Date   September 30, 2003
                ----------------------------------------------------------------

                                 CERTIFICATIONS

I, Steven Samson, certify that:

1.   I have reviewed this report on Form N-CSR of AIP Alternative Strategies
     Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: September 30, 2003                      /s/ Steven Samson
      ------------------                      -----------------
                                              Steven Samson
                                              President

                                 CERTIFICATIONS

I, Lee Schultheis, certify that:

1.   I have reviewed this report on Form N-CSR of AIP Alternative Strategies
     Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 30, 2003                      /s/ Lee Schultheis
      ------------------                      ------------------
                                              Lee Schultheis
                                              Treasurer

         CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

         Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of the AIP Alternative Strategies Funds, does hereby certify, to such officer's knowledge, that the report on Form N-CSR of the AIP Alternative Strategies Funds for the period ended July 31, 2003 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable, that the and information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the AIP Alternative Strategies Funds for the stated period.


/s/ Steven Samson                          /s/ Lee Schultheis
--------------------------------           --------------------------------
Steven Samson                              Lee Schultheis
President, AIP Alternative Strategies      Treasurer, AIP Alternative Strategies
Funds                                      Funds

Dated: September 30, 2003
       -------------------------


A signed original of this written statement required by Section 906 has been provided to AIP Alternative Strategies Funds and will be retained by AIP Alternative Strategies Funds and furnished to the SEC or its staff upon request. This statement accompanies this report on Form N-CSR pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and shall not be deemed as filed by AIP Alternative Strategies Funds for purposes of the Securities Exchange Act of 1934.